CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents (Note 2(e))	$ 50,505	$ 124,666
Time deposits (Note 2(e))	0	63,500
Restricted cash, current (Note 2(e) and 8)	53,750	0
Accounts receivable, trade (Note 2(f))	3,739	6,565
Inventories (Note 2(g))	4,137	4,193
Prepaid expenses and other assets	8,828	7,490
Investments in equity securities (Note 5(b))	118,194	0
Equity method investment, current (Note 4 (b))	4,227	0
Total Current Assets	244,875	206,608
Fixed Assets:
Advances for vessels under construction (Note 6)	20,877	19,558
Vessels, net (Note 6)	777,938	833,412
Property and equipment, net (Note 7)	27,848	27,175
Total fixed assets	826,663	880,145
Other Noncurrent Assets
Restricted cash, non-current (Note 8)	18,000	19,000
Equity method investments (Note 4)	53,875	42,826
Other non-current assets	31	31
Deferred costs	26,748	17,838
Total Non-current Assets	925,317	964,410
Total assets	1,170,192	1,171,018
Current Liabilities
Long-term debt, current, net of deferred financing costs (Note 8)	50,281	45,230
Finance liabilities, current (Note 9)	10,041	9,608
Accounts payable	10,611	8,990
Accrued liabilities	13,444	11,896
Deferred revenue	4,970	4,235
Fair value of derivatives (Note 2(bb) 8)	144	31
Total Current Liabilities	89,580	80,180
Non-current Liabilities
Long-term debt, net of current portion and deferred financing costs (Note 8)	472,528	469,387
Finance liabilities, net of current portion (Note 9)	103,259	113,300
Fair value of derivatives (Note 8)	217	134
Warrant liability (Note 11(h))	1,330	1,802
Other non-current liabilities	865	1,158
Total Noncurrent Liabilities	578,199	585,781
Commitments and contingencies (Note 10)
Stockholders' Equity
Preferred stock (Note 11)	26	26
Common stock, $0.01 par value; 1,000,000,000 shares authorized and 115,787,434 and 125,203,405 issued and outstanding on December 31, 2025 and 2024, respectively (Note 11)	1,158	1,252
Additional paid in capital	1,126,049	1,139,363
Accumulated other comprehensive income	3,648	312
Accumulated deficit	(628,468)	(635,896)
Total Stockholders' Equity	502,413	505,057
Total Liabilities and Stockholders' Equity	1,170,192	1,171,018
Related Party [Member]
Current Assets
Accounts receivable, trade (Note 2(f))	1,157	194
Investments in equity securities (Note 5(b))	338	0
Other Noncurrent Assets
Due from related parties, non-current (Note 4)	0	155
Investments in a related party (Notes 2(y) and 5(a))	0	4,415
Current Liabilities
Accounts payable	$ 89	$ 190